STATEMENT OF INVESTMENTS
BNY Mellon New York AMT-Free Municipal Bond Fund

February 29, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2%
New York - 98.4%
Build New York City Resource Corp., Revenue Bonds, Refunding (New York Methodist Hospital Project)	5.00	7/1/2029	650,000		747,702
Build New York City Resource Corp., Revenue Bonds, Refunding (YMCA of Greater New York Project)	5.00	8/1/2040	1,000,000		1,165,560
Dutchess County Local Development Corp., Revenue Bonds (Health QuestSystems Obligated Group) Ser. B	4.00	7/1/2041	2,585,000		2,907,660
Dutchess County Local Development Corp., Revenue Bonds (Health QuestSystems Obligated Group) Ser. B	5.00	7/1/2035	2,000,000		2,417,640
Dutchess County Local Development Corp., Revenue Bonds (Health QuestSystems Obligated Group) Ser. B	5.00	7/1/2032	1,000,000		1,214,410
Glen Cove Local Economic Assistance Corp., Revenue Bonds (Garvies Point Public Improvement Project) Ser. B	0.00	1/1/2045	6,000,000	[a]	2,522,940
Hempstead Town Local Development Corp., Revenue Bonds, Refunding (Molloy College Project)	5.00	7/1/2034	810,000		989,099
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding	5.75	2/15/2047	940,000		981,651
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding, Ser. A	5.00	2/15/2039	2,000,000		2,489,900
Long Island Power Authority, Revenue Bonds	5.00	9/1/2047	1,000,000		1,227,650
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2034	1,500,000		1,754,910
Long Island Power Authority, Revenue Bonds, Refunding, Ser. B	5.00	9/1/2036	1,000,000		1,225,500
Long Island Power Authority, Revenue Bonds, Ser. B	5.00	9/1/2037	1,700,000		2,025,567
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2027	2,000,000		2,223,340

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2% (continued)
New York - 98.4% (continued)
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2037	1,750,000	2,149,035
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C	5.00	11/15/2041	965,000	1,068,380
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C	5.00	11/15/2028	1,785,000	1,981,600
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.00	11/15/2034	2,260,000	2,725,108
Metropolitan Transportation Authority, Revenue Bonds, Ser. C	5.00	11/15/2030	5,000,000	5,885,450
Metropolitan Transportation Authority, Revenue Bonds, Ser. D1	5.25	11/15/2044	2,000,000	2,365,860
Metropolitan Transportation Authority, Revenue Bonds, Ser. E	5.00	11/15/2043	6,210,000	7,033,135
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	5,000,000	5,318,550
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital Projects)	5.00	12/1/2034	1,100,000	1,347,720
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital Projects)	5.00	12/1/2035	1,150,000	1,406,577
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	5.00	7/1/2036	1,000,000	1,264,540
New York City, GO, Refunding, Ser. A	5.00	8/1/2027	2,000,000	2,434,220
New York City, GO, Refunding, Ser. C	5.00	8/1/2033	12,240,000	14,544,914
New York City, GO, Refunding, Ser. F	5.00	8/1/2029	3,500,000	3,782,205
New York City, GO, Refunding, Ser. J	5.00	8/1/2031	4,000,000	4,713,840
New York City, GO, Ser. A1	5.00	8/1/2037	3,500,000	4,329,115
New York City, GO, Ser. A-A1	4.00	8/1/2037	1,500,000	1,822,755
New York City Educational Construction Fund, Revenue Bonds, Ser. A	6.50	4/1/2025	3,960,000	4,200,847
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.00	7/1/2026	2,000,000	2,265,520

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2% (continued)
New York - 98.4% (continued)
New York City Housing Development Corp., Revenue Bonds, Ser. C1A	4.00	11/1/2053	2,500,000	2,729,100
New York City Industrial Development Agency, Revenue Bonds (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	7.00	3/1/2049	5,000,000	5,049,300
New York City Transitional Finance Authority, Revenue Bonds (Insured; St Aid Withholding) Ser. S1	5.00	7/15/2043	5,000,000	5,940,500
New York City Transitional Finance Authority, Revenue Bonds (Insured; St Aid Withholding) Ser. S2	5.00	7/15/2040	3,000,000	3,614,040
New York City Transitional Finance Authority, Revenue Bonds (Insured; St Aid Withholding) Ser. S3	5.00	7/15/2043	2,000,000	2,534,540
New York City Transitional Finance Authority, Revenue Bonds, Refunding (Insured; St Aid Withholding) Ser. S2A	5.00	7/15/2034	4,000,000	5,184,320
New York City Transitional Finance Authority, Revenue Bonds, Ser. D1	5.00	11/1/2038	2,000,000	2,131,140
New York City Transitional Finance Authority, Revenue Bonds, Ser. D1	5.00	2/1/2036	2,000,000	2,309,140
New York City Transitional Finance Authority, Revenue Bonds, Ser. E1	5.00	2/1/2040	4,000,000	4,846,760
New York City Trust for Cultural Resources, Revenue Bonds, Refunding (The American Museum of Natural History) Ser. A	5.00	7/1/2032	4,210,000	4,952,349
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. CC	4.00	6/15/2041	2,000,000	2,419,840
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. CC	5.00	6/15/2047	1,685,000	1,897,866
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. CC	5.00	6/15/2045	2,895,000	3,099,503
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. CC1	5.00	6/15/2038	3,595,000	4,497,633
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. DD	5.00	6/15/2034	2,000,000	2,266,900

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
New York - 98.4% (continued)
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. GG	5.00	6/15/2031	5,000,000		6,065,550
New York City Water & Sewer System, Revenue Bonds, Ser. DD1	4.00	6/15/2050	2,500,000		2,996,675
New York Convention Center Development Corp., Revenue Bonds, Refunding	5.00	11/15/2040	1,250,000		1,516,588
New York Convention Center Development Corp., Revenue Bonds, Ser. B	0.00	11/15/2046	4,000,000	[a]	2,079,600
New York Liberty Development Corp., Revenue Bonds, Refunding	2.80	9/15/2069	1,000,000		1,068,730
New York Liberty Development Corp., Revenue Bonds, Refunding (4 World Trade Center Project)	5.00	11/15/2044	3,000,000		3,190,080
New York Liberty Development Corp., Revenue Bonds, Refunding (7 World Trade Center Project)	5.00	9/15/2040	2,000,000		2,164,800
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	5,000,000	[b]	5,633,650
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	2,000,000		2,892,020
New York State Dormitory Authority, Revenue Bonds (Fordham University)	4.00	7/1/2046	1,000,000		1,180,660
New York State Dormitory Authority, Revenue Bonds (Rochester Institute of Technology) Ser. A	5.00	7/1/2049	1,000,000		1,268,960
New York State Dormitory Authority, Revenue Bonds, Refunding	5.00	5/15/2030	2,000,000		2,182,860
New York State Dormitory Authority, Revenue Bonds, Refunding (Icahn School of Medicine at Mount Sinai) Ser. A	5.00	7/1/2040	1,000,000		1,176,630
New York State Dormitory Authority, Revenue Bonds, Refunding (Memorial Sloan-Kettering Cancer Center) Ser. 1	5.00	7/1/2042	500,000		625,780
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	4.00	9/1/2050	1,000,000		1,159,790

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
New York - 98.4% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2035	2,800,000		3,567,144
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2034	1,010,000		1,291,002
New York State Dormitory Authority, Revenue Bonds, Refunding (New York University) Ser. A	5.00	7/1/2045	3,540,000		4,229,486
New York State Dormitory Authority, Revenue Bonds, Refunding (NYU Langone Hospitals Obligation Group)	5.00	7/1/2032	500,000		612,630
New York State Dormitory Authority, Revenue Bonds, Refunding (NYU Langone Hospitals)	5.00	7/1/2034	2,500,000		2,915,650
New York State Dormitory Authority, Revenue Bonds, Refunding (Orange Regional Medical Center Obligated Group)	5.00	12/1/2036	3,400,000	[b]	4,105,568
New York State Dormitory Authority, Revenue Bonds, Refunding (Orange Regional Medical Center Obligation Group)	5.00	12/1/2045	1,400,000	[b]	1,602,818
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2043	1,300,000		1,506,817
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2041	1,000,000		1,224,240
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	5.00	3/15/2031	5,000,000		5,838,650
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. D	4.00	2/15/2038	1,500,000		1,832,670
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2044	5,000,000		6,202,900
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	2/15/2034	3,700,000		4,606,463
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2044	3,000,000		3,441,570
New York State Dormitory Authority, Revenue Bonds, Ser. F	5.00	2/15/2039	2,000,000		2,372,420

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
New York - 98.4% (continued)
New York State Environmental Facilities Corp., Revenue Bonds, Refunding, Ser. B	5.00	5/15/2030	2,000,000		2,263,440
New York State Mortgage Agency, Revenue Bonds, Ser. 223	3.50	4/1/2049	1,000,000		1,073,600
New York State Mortgage Agency, Revenue Bonds, Ser. 39th	5.00	4/1/2028	55,000		55,820
New York State Thruway Authority, Revenue Bonds, Ser. A	5.00	1/1/2041	1,000,000		1,204,490
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.00	1/1/2036	1,960,000		2,228,892
Niagara Area Development Corp., Revenue Bonds, Refunding (Covanta Holding Project) Ser. B	3.50	11/1/2024	3,250,000	[b]	3,431,935
Niagara Tobacco Asset Securitization Corp., Revenue Bonds, Refunding	5.25	5/15/2034	2,000,000		2,178,720
Niagara Tobacco Asset Securitization Corp., Revenue Bonds, Refunding	5.25	5/15/2040	1,750,000		1,894,865
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	12/1/2049	1,000,000		1,162,970
Oyster Bay, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	2/1/2033	3,000,000		3,402,540
Port Authority of New York & New Jersey, Revenue Bonds (JFK International Air Terminal Project)	6.00	12/1/2036	2,000,000		2,076,280
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 195th	5.00	4/1/2036	4,000,000		4,908,000
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 197th	5.00	11/15/2033	4,000,000		4,951,520
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 184th	5.00	9/1/2036	2,500,000		2,931,150
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 184th	5.00	9/1/2039	2,000,000		2,337,440
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 184th	5.00	9/1/2032	3,000,000		3,529,350
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 214th	5.00	9/1/2036	2,000,000		2,617,220

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
New York - 98.4% (continued)
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 218th	4.00	11/1/2047	1,000,000		1,181,790
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 218th	4.00	11/1/2041	1,000,000		1,193,450
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 93rd	6.13	6/1/2094	1,955,000		2,364,475
Sales Tax Asset Receivable Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/15/2031	1,000,000		1,184,370
Suffolk Tobacco Asset Securitization Corp., Revenue Bonds, Ser. B	6.00	6/1/2048	4,690,000		4,697,223
Tender Option Bond Trust Receipts (Series 2016-XM0367), (New York State Dormitory Authority, Revenue Bonds (The Rockefeller University)) Non-recourse, Underlying Coupon Rate (%) 5.00	17.73	7/1/2041	1,000,000	[b,c,d]	1,050,910
Tender Option Bond Trust Receipts (Series 2016-XM0382), (New York City Transitional Finance Authority, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	17.73	5/1/2042	2,500,000	[b,c,d]	3,650,075
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. C2	5.00	11/15/2042	2,000,000		2,524,020
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2046	3,500,000		4,256,140
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2038	1,000,000		1,106,290
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	5.25	11/15/2045	1,500,000		1,806,225
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2042	3,000,000		3,737,520
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2041	2,500,000		2,900,925
TSASC, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2048	1,220,000		1,277,242
Utility Debt Securitization Authority, Revenue Bonds, Refunding	5.00	12/15/2035	8,000,000		9,804,160
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2029	250,000		298,760

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2% (continued)
New York - 98.4% (continued)
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2027	270,000	323,684
Westchester Tobacco Asset Securitization Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2041	1,500,000	1,697,550
Western Nassau County Water Authority, Revenue Bonds, Ser. A	5.00	4/1/2040	1,000,000	1,180,890
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2039	420,000	495,865
				317,538,028
U.S. Related - .8%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2033	2,405,000	2,711,156
Total Investments (cost $292,386,707)			99.2%	320,249,184
Cash and Receivables (Net)			0.8%	2,642,178
Net Assets			100.0%	322,891,362

a Security issued with a zero coupon. Income is recognized through the accretion of discount.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, these securities were valued at $19,474,956 or 6.03% of net assets.

c The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

d Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon New York AMT-Free Municipal Bond Fund

February 29, 2020 (Unaudited)

The following is a summary of the inputs used as of February 29, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Municipal Securities	-	320,249,184	-	320,249,184

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as

NOTES

calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity

NOTES

Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At February 29, 2020, accumulated net unrealized appreciation on investments was $27,862,477, consisting of $27,889,710 gross unrealized appreciation and $27,233 gross unrealized depreciation.

At February 29, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.